EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Jun. 30, 2019
EXPLORATION AND EVALUATION ASSETS [Abstract]
Exploration and Evaluation Assets
	2019	2018
	US$	US$

Areas of interest
Piedmont Lithium Project (1)	2,265,121	742,017
Carrying amount at June 30 (3)	2,265,121	742,017

Reconciliation
Carrying amount at July 1	742,017	177,800
Additions (2)	1,523,104	564,217
Carrying amount at June 30 (3)	2,265,121	742,017

Notes:
(1)
As at 30 June 2019, the Company owns or has entered into exclusive option agreements or land acquisition agreements with local landowners, which upon exercise, allow the Company to purchase (or in some cases long-term lease) approximately 2,207 acres of surface property and the associated mineral rights from the private landowners.

(2)
During fiscal 2019, the Group made land acquisition payments and land option payments totalling US$1,523,104 (2018: US$564,217) to landowners which have been treated as acquisition costs and capitalised as ‘exploration and evaluation assets’. No liability has been recorded for the consideration payable to landowners if the Group chooses to exercise the options (refer to Note 18 for further details of contingent liabilities).

(3)	The ultimate recoupment of costs carried forward for exploration and evaluation is dependent on the successful development and commercial exploitation or sale of the respective areas of interest.